Vanguard Market Liquidity Fund

Supplement to the Prospectus Dated August 12, 2016

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014.

In the Investing in Money Market Funds section, the following replaces the last paragraph under “What is Money Market Reform?”:

The board of trustees of Vanguard CMT Funds (the Board), in accordance with the best interest of the shareholders, approved a number of changes in response to the SEC’s 2014 amendments to the rules governing money market funds. The changes—including the Fund’s transition to a floating NAV and the Board’s ability to implement liquidity fees and redemption gates if Vanguard Market Liquidity Fund’s weekly liquid assets fall below established thresholds—are now in effect. As part of these changes, information regarding the Fund’s weekly liquid assets for the prior six months (by day, as of the close of business) is available on the Fund’s Portfolio page at vanguard.com.

In the Investing in Money Market Funds section, the following replaces the second paragraph under “How Does This Affect Vanguard Money Market Funds?—Vanguard Market Liquidity Fund”:

Institutional money market funds are not limited to “natural persons” and may be held by institutional as well as retail investors. An institutional money market fund generally will no longer be permitted to use amortized cost or penny rounding methods to calculate NAV. Rather, an institutional money market fund will be required to transact at a floating NAV, a market-based NAV calculated to four decimal places or an equivalent value for funds with a different share price (e.g., $10.000 or $100.00). If an institutional money market fund’s weekly liquid

(over, please)

assets fall below a certain threshold, institutional money market funds are subject to fees and gates.

Notices regarding liquidity fees or redemption gates will be filed with the SEC on Form N-CR. In addition, announcements will also be made in supplements to the Fund's prospectus and on the Fund’s website.

In the More on the Fund section under the heading “Share Price,” the following replaces the second paragraph:

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash may be valued at amortized cost when it approximates fair value. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF shares, institutional money market fund shares, or closed-end fund shares held by a fund are based on the market value of the shares.

In the Investing With Vanguard section, the following replaces the third paragraph:

Transactions will generally be based on the Fund’s next-determined net asset value (NAV) after Vanguard receives the request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order). As long as this request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) and a liquidity fee or redemption gate is not in effect, the investor will receive that business day’s NAV. This is known as the trade date. Transaction requests received after that time receive a trade date of the first business day following the date of receipt. The trade date may vary depending on the method of payment for the transaction.

If an investor redeems shares when the Fund has imposed a liquidity fee, then the amount received for the redemption will be reduced by the amount of the liquidity fee and will generally result in a loss for tax purposes equal to the amount of that fee. Once the Fund imposes a redemption gate, then unprocessed orders to redeem will be canceled and the Fund will not accept redemption orders until the gate is no longer in effect. If an investor still wishes to redeem once the gate is lifted, the investor will need to submit a new redemption request to the Fund.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1142A 102016

Vanguard Municipal Cash Management Fund

Supplement to the Prospectus Dated August 12, 2016

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014.

In the Investing in Money Market Funds section, the following replaces the last paragraph under “What is Money Market Reform?”:

The board of trustees of Vanguard CMT Funds (the Board), in accordance with the best interest of the shareholders, approved a number of changes in response to the SEC's 2014 amendments to the rules governing money market funds. The changes—including the Fund’s transition to a floating NAV and the Board’s ability to implement liquidity fees and redemption gates if Vanguard Municipal Cash Management Fund’s weekly liquid assets fall below established thresholds—are now in effect. As part of these changes, information regarding the Fund’s weekly liquid assets for the prior six months (by day, as of the close of business) is available on the Fund’s Portfolio page at vanguard.com.

In the Investing in Money Market Funds section, the following replaces the second paragraph under “How Does This Affect Vanguard Money Market Funds?—Vanguard Municipal Cash Management Fund”:

Institutional money market funds are not limited to “natural persons” and may be held by institutional as well as retail investors. An institutional money market fund generally will no longer be permitted to use amortized cost or penny rounding methods to calculate NAV. Rather, an institutional money market fund will be required to transact at a floating NAV, a market-based NAV calculated to four decimal places or an equivalent value for funds with a different share price (e.g., $10.000 or $100.00). If an institutional money market fund’s weekly liquid

(over, please)

assets fall below a certain threshold, institutional money market funds are subject to fees and gates.

Notices regarding liquidity fees or redemption gates will be filed with the SEC on Form N-CR. In addition, announcements will also be made in supplements to the Fund's prospectus and on the Fund's website.

In the More on the Fund section under the heading “Share Price,” the following replaces the second paragraph:

Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund’s cash may be valued at amortized cost when it approximates fair value. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF shares, institutional money market fund shares, or closed-end fund shares held by a fund are based on the market value of the shares.

In the Investing With Vanguard section, the following replaces the third paragraph:

Transactions will generally be based on the Fund’s next-determined net asset value (NAV) after Vanguard receives the request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order). As long as this request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) and a liquidity fee or redemption gate is not in effect, the investor will receive that business day’s NAV. This is known as the trade date. Transaction requests received after that time receive a trade date of the first business day following the date of receipt. The trade date may vary depending on the method of payment for the transaction.

If an investor redeems shares when the Fund has imposed a liquidity fee, then the amount received for the redemption will be reduced by the amount of the liquidity fee and will generally result in a loss for tax purposes equal to the amount of that fee. Once the Fund imposes a redemption gate, then unprocessed orders to redeem will be canceled and the Fund will not accept redemption orders until the gate is no longer in effect. If an investor still wishes to redeem once the gate is lifted, the investor will need to submit a new redemption request to the Fund.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1143A 102016

Vanguard CMT Funds

Supplement to the Statement of Additional Information Dated August 12, 2016

The following changes are effective on October 14, 2016, as a result of rules adopted by the Securities and Exchange Commission (SEC) in July 2014.

In the Investment Strategies, Risks, and Nonfundamental Policies section, the following replaces similar text on page B-8:

Money Market Fund Reform. The money market fund reforms adopted by the SEC in July 2014 are in effect as of October 14, 2016. The reforms impact money market funds differently depending on the types of investors permitted to invest in a fund, the types of securities in which a fund may invest, and the principal investments of a money market fund. The reforms impose new liquidity-related requirements on money market funds (including the potential implementation of liquidity fees and redemption gates). Other changes required by the reforms relate to diversification, disclosure, and stress testing requirements. The imposition and termination of a liquidity fee or redemption gate and/or the provision of financial support by an affiliated person of a money market fund will be reported by a money market fund to the SEC on Form N-CR. A money market fund’s designation as institutional, retail, or government determines whether the fund is required to have a floating net asset value (NAV) or is permitted to have a stable NAV. These changes may have significant adverse effects upon a money market fund’s investment strategy, fees and expenses, portfolio (including the liquidity of investments), and return potential.

In the Purchase and Redemption of Shares section under the heading “Redemption of Shares,” the following replaces similar text on page B-18:

Each Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, each Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit, including in connection with a determination by the board of a money market fund under Rule 22e-3 under the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of a money market fund. In addition, in accordance with Rule 2a-7 under the 1940 Act, the board of trustees of a retail or institutional money market fund may implement liquidity fees and redemption gates if a retail or institutional money market fund’s weekly liquid assets fall below established thresholds.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 1142A 102016